UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5021

DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Short-Intermediate Municipal Bond Fund
December 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.4%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--1.5%
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/09	2,000,000	2,034,460
California--2.8%
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.00	2/1/11	1,500,000	1,516,365
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	4.10	9/1/09	1,000,000	995,890
Imperial Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Imperial
Redevelopment Project)	4.50	12/1/08	1,300,000 a	1,315,639
Colorado--.6%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000	773,042
Connecticut--.1%
Mohegan Tribe of Indians of
Connecticut Gaming Authority,
Priority Distribution Payment
Public Improvement Revenue	5.00	1/1/08	100,000	100,000
District of Columbia--1.3%
District of Columbia,
Enterprise Zone Revenue (819
7th Street, LLC Issue) (LOC;
Branch Banking and Trust
Company)	3.60	10/1/09	1,790,000	1,789,624
Florida--5.2%
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/10	2,000,000	2,082,160
Lee County Industrial Development
Authority, Healthcare
Facilities Revenue (Cypress
Cove at Healthpark Florida,
Inc. Project)	4.75	10/1/08	3,000,000	2,986,050
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; MBIA)	5.00	5/1/11	2,000,000	2,097,060
Georgia--3.7%
Development Authority of the City
of Milledgeville and Baldwin
County, Revenue (Georgia

College and State University
Foundation Property III, LLC
Student Housing System Project)	5.00	9/1/08	835,000	846,047
Development Authority of the City
of Milledgeville and Baldwin
County, Revenue (Georgia
College and State University
Foundation Property III, LLC
Student Housing System Project)	5.00	9/1/09	1,045,000	1,078,252
Georgia,
GO	5.00	3/1/11	2,000,000	2,113,560
Private Colleges and Universities
Authority, Student Housing
Revenue (Mercer Housing
Corporation Project)	6.00	6/1/11	980,000	1,015,574
Idaho--1.2%
University of Idaho Regents,
General Revenue (Insured; FSA)	4.38	4/1/11	1,600,000	1,645,312
Illinois--2.5%
Illinois Housing Development
Authority, Housing Revenue	3.85	7/1/09	1,000,000	1,005,440
Upper Illinois River Valley
Development Authority, MFHR
(Morris Supportive Living
Project) (LOC; Wells Fargo
Bank)	3.90	1/1/10	2,500,000	2,502,350
Iowa--.7%
Coralville,
Annual Appropriation GO Urban
Renewal Bond Anticipation
Project Notes	4.25	6/1/09	1,000,000	1,003,840
Louisiana--3.8%
Louisiana Offshore Terminal
Authority, Deepwater Port
Revenue (LOOP LLC Project)	4.00	9/1/08	2,000,000	2,009,540
Louisiana Public Facilities
Authority, Revenue (Pennington
Medical Foundation Project)	4.00	7/1/11	975,000	973,898
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.00	3/1/10	1,095,000	1,111,600
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.50	3/1/11	1,145,000	1,185,419
Maine--1.7%
Maine Educational Loan Marketing
Corporation, Subordinate
Student Loan Revenue	6.50	11/1/09	2,195,000	2,281,856
Massachusetts--2.8%
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.35	12/1/10	3,800,000	3,869,008

Michigan--1.9%
Michigan Hospital Finance
Authority, HR (Oakwood
Obligated Group)	5.00	11/1/10	1,500,000	1,538,715
Michigan Strategic Fund,
LOR (The Dow Chemical Company
Project)	4.60	6/1/08	1,075,000	1,075,753
New Jersey--3.6%
Bayonne
Temporary Note	5.00	10/24/08	2,000,000	2,014,260
Bayonne,
TAN	5.00	9/18/08	2,000,000	2,012,240
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.25	6/1/11	1,000,000	997,920
New Mexico--1.9%
Farmington,
PCR (Southern California
Edison Company Four Corners
Project) (Insured; FGIC)	3.55	4/1/10	1,800,000	1,798,614
Jicarilla Apache Nation,
Revenue	4.00	9/1/08	765,000	767,371
New York--17.9%
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	1,000,000	1,002,870
New York City Housing Development
Corporation, MFHR	4.25	5/1/10	2,000,000	2,030,060
New York City Housing Development
Corporation, MFHR	3.95	11/1/10	4,500,000	4,512,735
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.00	1/1/08	1,000,000	1,000,000
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.00	1/1/10	3,000,000	3,061,740
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.50	5/15/10	1,800,000	1,892,430
New York State Housing Finance
Agency, Affordable Housing
Revenue	4.05	11/1/10	2,000,000	2,025,740
New York State Housing Finance
Agency, MFHR (Crotona Estates
Apartments)	3.95	8/15/10	1,085,000	1,086,910

New York State Housing Finance
Agency, MFHR (Highland Avenue
Senior Apartments)	4.40	2/15/11	2,000,000	2,015,360
New York State Housing Finance
Agency, MFHR (Park Drive Manor
II Apartments) (LOC: NBT Bank
and The Bank of New York)	4.13	8/15/11	1,000,000	1,011,030
New York State Power Authority,
Revenue	5.00	11/15/09	2,000,000	2,070,560
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	4.20	11/1/08	845,000	844,442
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	2,000,000	2,070,740
North Carolina--2.7%
Fayetteville Public Works
Commission, Revenue (Insured;
FSA)	3.55	1/15/08	240,000	240,005
North Carolina Infrastructure
Finance Corporation, COP
(State of North Carolina 2005
Capital Improvements)	5.00	2/1/11	2,780,000	2,925,894
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	3.80	11/1/09	500,000	498,270
Ohio--8.3%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/11	4,000,000	4,086,040
Cuyahoga County,
Housing Revenue (Riverside
Park Homes Project)	3.90	11/1/09	2,300,000	2,312,121
Hamilton County,
Local District Cooling
Facilities Revenue
(Trigen-Cinergy Solutions of
Cincinnati LLC Project)	4.60	6/1/09	2,000,000	2,006,100
Ohio Water Development Authority,
PCR (The Cleveland Electric
Illuminating Company Project)	3.75	10/1/08	3,000,000	3,009,240
Oklahoma--1.4%
Oklahoma Development Finance
Authority, LR (Oklahoma State
System Higher Education)
(Insured; MBIA)	3.00	12/1/08	800,000	799,592
Tulsa County Independent School

District Number 5, Combined
Purpose	4.00	7/1/08	1,160,000	1,165,974
Pennsylvania--4.9%
Allegheny County Hospital
Development Authority, HR
(Jefferson Regional Medical
Center)	4.10	5/1/09	525,000	525,010
Allegheny County Hospital
Development Authority, HR
(Jefferson Regional Medical
Center)	4.20	5/1/10	550,000	549,670
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,009,180
Harrisburg Authority,
Resource Recovery Facility
Revenue	0.00	12/15/10	3,000,000	2,624,700
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project)	4.25	7/1/11	1,000,000	1,030,330
Rhode Island--1.9%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)	5.00	5/15/11	2,600,000	2,681,562
South Carolina--1.9%
Orangeburg Joint Governmental
Action Authority, Capital
Projects Sales and Use Tax
Revenue (Orangeburg County,
South Carolina Project)
(Insured; MBIA)	5.00	4/1/12	2,000,000	2,132,060
Spartanburg,
Water System Revenue (Insured;
FSA)	4.00	6/1/11	500,000	513,245
Tennessee--1.5%
Memphis-Shelby County Airport
Authority, Special Facilities
Revenue (Federal Express
Corporation)	5.00	9/1/09	2,000,000	2,030,060
Texas--5.0%
Bexar County Health Facilities
Development Corporation,
Revenue (Army Retirement
Residence Foundation Project)	5.00	7/1/11	605,000	617,348
Houston,
Airport System Subordinate
Lien Revenue (Insured; FGIC)	6.00	7/1/11	4,200,000	4,294,794
Texas Municipal Gas Acquisition

and Supply Corporation I, Gas
Supply Revenue	3.67	12/15/09	2,000,000 b	1,970,080
Utah--2.2%
Utah State Board of Regents,
State Loan Revenue (Insured;
AMBAC)	4.85	5/1/10	3,000,000 b	3,000,000
Virginia--11.5%
Arlington County Industrial
Development Authority, RRR
(Ogden Martin System of
Alexandria/Arlington Inc.
Project) (Insured; FSA)	5.38	1/1/12	2,280,000	2,324,665
Hopewell,
Public Improvement	5.00	7/15/09	3,250,000	3,254,810
Peninsula Ports Authority,
Coal Terminal Revenue
(Dominion Terminal Associates
Project - DETC Issue)	3.30	10/1/08	1,485,000	1,484,154
Riverside Regional Jail Authority,
Jail Facility Senior RAN	4.25	7/1/10	2,500,000	2,531,725
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	4.00	6/1/09	3,265,000 a	3,276,885
Western Virginia Regional Jail
Authority, Regional Jail
Facility RAN	4.13	12/1/09	3,000,000	3,030,360
Washington--.7%
Washington
COP (Department of Ecology)
(Insured; AMBAC)	4.50	4/1/08	1,000,000	1,003,450
Wisconsin--.7%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Froedtert and Community
Health, Inc. Obligated Group)	5.00	4/1/10	1,000,000	1,029,830
U.S. Related--1.5%
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/12	2,000,000	2,094,900
Total Long-Term Municipal Investments
(cost $133,747,094)				134,213,530
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.0%	Rate (%)	Date	Amount ($)	Value ($)

Maryland--.8%
Carroll County,
Revenue (Fairhaven and Copper
Ridge - Episcopal Ministries
to the Aging Inc. Obligated
Group Issue) (Insured; Radian
Group and Liquidity Facility;
Branch Banking and Trust Co.)	5.00	1/7/08	1,065,000 c	1,065,000
Texas--2.2%

North Texas Tollway Authority,
BAN	4.13	11/19/08	3,000,000	3,004,230
Total Short-Term Municipal Investments
(cost $4,065,000)				4,069,230
Total Investments (cost $137,812,094)			100.4%	138,282,760
Liabilities, Less Cash and Receivables			(.4%)	(533,013)
Net Assets			100.0%	137,749,747

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)